Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.20 per share
Amount Registered | shares	5,076,924
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 4,670,770.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 645.03
Offering Note	a. The ordinary shares, par value NIS 0.20 per share (“ordinary shares”) of Evogene Ltd. (“Evogene” or the “Company”) being registered hereunder are being registered for sale by the selling shareholder named in the prospectus. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement for which this filing fee table serves as an exhibit also covers an indeterminate number of additional ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions.

b. Consists of 5,076,924 ordinary shares underlying ordinary warrants (the “ordinary warrants”), consisting of 2,538,462 ordinary shares underlying Series A-1 ordinary warrants and 2,538,462 ordinary shares underlying Series B-1 ordinary warrants, which were sold by the Company to the selling shareholder pursuant to an inducement offer letter agreement, dated as of February 10, 2026, by and between the Company and the selling shareholder.

c. Estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($0.97) and low $0.87) sales prices of the ordinary shares on the Nasdaq Capital Market on March 23, 2026.